Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable [Line Items]
Notes	¥ 8,005	¥ 11,971
Accounts	299,152	313,264
Trade payables (Note 9)	¥ 307,157	¥ 325,235